Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 632,131	$ 5,796,015
General and administrative expenses – related party	65,000	120,000
Loss from operations	(697,131)	(5,916,015)
Other income (expenses):
Change in fair value of derivative warrant liabilities	(6,742,750)	5,245,310
Interest earned on investments held in Trust Account	18,341	4,898,432
Offering costs associated with derivative warrant liabilities	(592,641)
Loss upon issuance of Private Placement Warrants	(2,175,000)
Net income (loss)	(10,189,181)	4,227,727
Net income (loss) attributable to non-controlling interest in subsidiary	(391,892)	162,605
Net income (loss) attributable to Rice Acquisition Corp. II	$ (9,797,289)	$ 4,065,122
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding (in Shares)	20,412,350	34,502,500
Basic net income (loss) per share (in Dollars per share)	$ (0.35)	$ 0.09
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding (in Shares)	7,984,399	8,625,000
Basic net income (loss) per share (in Dollars per share)	$ (0.35)	$ 0.09